Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2023, 2024 and 2025 consist of the following:

	Millions of yen
	2023	2024	2025
Net gains on investment securities*	¥25,705	¥30,731	¥11,825
Dividends income	2,145	2,292	2,499

	¥27,850	¥33,023	¥14,324

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”